                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-7193

                      (Investment Company Act File Number)

                         Federated Institutional Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  8/31/07

              Date of Reporting Period:  Six months ended 2/28/07

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Federated Intermediate Government/Corporate Fund

A Portfolio of Federated Institutional Trust

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2007

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended
	2/28/2007		8/31/2006 [1]
Net Asset Value, Beginning of Period	$9.75		$10.00
Income From Investment Operations:
Net investment income	0.23		0.43
Net realized and unrealized gain (loss) on investments and futures contracts	0.09		(0.25)
TOTAL FROM INVESTMENT OPERATIONS	0.32		0.18
Less Distributions:
Distributions from net investment income	(0.23)		(0.43)
Net Asset Value, End of Period	$9.84		$9.75
Total Return [2]	3.28%		1.90%

Ratios to Average Net Assets:
Net expenses	0.30	% [3]	0.30%
Net investment income	4.68	% [3]	4.65%
Expense waiver/reimbursement [4]	1.51	% [3]	4.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,923		$5,186
Portfolio turnover	16%		220%

1 The date of initial public investment was September 1, 2005.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended
	2/28/2007		8/31/2006 [1]
Net Asset Value, Beginning of Period	$9.75		$10.00
Income From Investment Operations:
Net investment income	0.22		0.41
Net realized and unrealized gain (loss) on investments and futures contracts	0.09		(0.25)
TOTAL FROM INVESTMENT OPERATIONS	0.31		0.16
Less Distributions:
Total distributions from net investment income	(0.22)		(0.41)
Net Asset Value, End of Period	$9.84		$9.75
Total Return [2]	3.16%		1.64%

Ratios to Average Net Assets:
Net expenses	0.55	% [3]	0.55%
Net investment income	4.43	% [3]	4.40%
Expense waiver/reimbursement [4]	1.51	% [3]	0.99%
Supplemental Data:
Net assets, end of period (000 omitted)	$20,913		$23,261
Portfolio turnover	16%		220%

1 The date of initial public investment was September 1, 2005.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2006 to February 28, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 9/1/2006	Ending Account Value 2/28/2007	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$1,032.80	$1.51
Institutional Service Shares	$1,000	$1,031.60	$2.77
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.31	$1.51
Institutional Service Shares	$1,000	$1,022.07	$2.76

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.30%
Institutional Service Shares	0.55%

Portfolio of Investments Summary Table

At February 28, 2007, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets [2]
U.S. Treasury and Agency Securities [3]	52.2%
Corporate Debt Securities	31.6%
Mortgage-Backed Securities [4]	10.9%
Asset-Backed Securities	0.2%
Cash Equivalents [5]	5.3%
Other Assets and Liabilities--Net [6]	(0.2)%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

2 As of the date specified, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company is not treated as a single portfolio security, rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3 For purposes of this table, U.S. Treasury and Agency Securities does not include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs).

4 For purposes of this table, Mortgage-Backed Securities includes mortgage-backed securities guaranteed by GSEs and adjustable rate mortgage-backed securities.

5 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

February 28, 2007 (unaudited)

Principal Amount			Value
		CORPORATE BONDS--31.2%
		Basic Industry - Chemicals--0.4%
$100,000		Praxair, Inc., 6.375%, 4/1/2012	$105,414
		Basic Industry - Metals & Mining--0.9%
35,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	35,483
50,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	50,001
50,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	48,182
100,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	100,423
		TOTAL	234,089
		Basic Industry - Paper--0.2%
50,000		International Paper Co., Note, 6.50%, 11/15/2007	50,381
		Capital Goods - Aerospace & Defense--2.3%
50,000	[1,2]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	49,397
100,000		Boeing Co., Note, 5.125%, 2/15/2013	100,451
250,000		General Dynamics Corp., Sr. Note, 4.50%, 8/15/2010	246,584
100,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	101,178
100,000		Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013	97,586
		TOTAL	595,196
		Capital Goods - Building Materials--0.4%
100,000		CRH America, Inc., 5.30%, 10/15/2013	98,776
		Capital Goods - Diversified Manufacturing--0.9%
100,000		Emerson Electric Co., Unsecd. Note, 5.75%, 11/1/2011	102,801
20,000	[1,2]	Hutchison Whampoa Ltd., 6.50%, 2/13/2013	21,171
40,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	40,674
55,000		Thomas & Betts Corp., Note, 7.25%, 6/1/2013	57,074
		TOTAL	221,720
		Capital Goods - Environmental--0.2%
50,000		Waste Management, Inc., 7.375%, 8/1/2010	53,369
		Communications - Media & Cable--0.5%
50,000		Comcast Corp., 7.125%, 6/15/2013	54,833
20,000		Comcast Corp., Company Guarantee, 6.50%, 1/15/2017	21,413
50,000		Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010	49,347
		TOTAL	125,593
Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Media Noncable--0.4%
$50,000		British Sky Broadcasting Group PLC, 8.20%, 7/15/2009	$53,147
50,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	58,923
		TOTAL	112,070
		Communications - Telecom Wireless--1.5%
90,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	119,914
50,000		America Movil S.A. de C.V., Note, 5.75%, 1/15/2015	50,457
150,000		Sprint Capital Corp., Note, 8.375%, 3/15/2012	168,483
10,000		Vodafone Group PLC, 5.35%, 2/27/2012	10,075
40,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	40,083
		TOTAL	389,012
		Communications - Telecom Wirelines--0.7%
20,000		Embarq Corp., 6.738%, 6/1/2013	20,789
100,000		Telefonica SA, Sr. Note, 5.984%, 6/20/2011	102,959
50,000		Telefonos de Mexico, Note, 4.50%, 11/19/2008	49,338
		TOTAL	173,086
		Consumer Cyclical - Automotive--1.4%
160,000		DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010	158,098
100,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	100,318
110,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011	110,917
		TOTAL	369,333
		Consumer Cyclical - Entertainment--0.8%
100,000		AOL Time Warner, Inc., 6.15%, 5/1/2007	100,126
10,000		Time Warner, Inc., 5.50%, 11/15/2011	10,131
100,000		Walt Disney Co., Note, 5.70%, 7/15/2011	102,712
		TOTAL	212,969
		Consumer Cyclical - Retailers--0.6%
25,000		CVS Corp., Sr. Note, 5.75%, 8/15/2011	25,594
30,000		Costco Wholesale Corp., 5.30%, 3/15/2012	30,391
100,000		Target Corp., 5.875%, 3/1/2012	103,924
		TOTAL	159,909
		Consumer Non-Cyclical Food/Beverage--1.1%
40,000		Anheuser-Busch Cos., Inc., Sr. Note, 5.60%, 3/1/2017	40,742
60,000		Bottling Group LLC, Note, 5.50%, 4/1/2016	61,043
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Non-Cyclical Food/Beverage--continued
$40,000		General Mills, Inc., Note, 5.70%, 2/15/2017	$40,579
80,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	83,697
60,000	[1,2]	SABMiller PLC, Note, 6.50%, 7/1/2016	63,933
		TOTAL	289,994
		Consumer Non-Cyclical Health Care--1.2%
100,000		Anthem, Inc., 6.80%, 8/1/2012	107,525
100,000		Medtronic, Inc., Note, Series B, 4.375%, 9/15/2010	97,729
60,000		Quest Diagnostic, Inc., Note, 5.45%, 11/1/2015	58,437
50,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	47,577
		TOTAL	311,268
		Consumer Non-Cyclical Pharmaceuticals--1.2%
100,000		Genentech, Inc., Note, 4.40%, 7/15/2010	98,387
100,000		Pharmacia Corp., Sr. Deb., 6.50%, 12/1/2018	110,841
100,000		Wyeth, Unsecd. Note, 5.50%, 2/1/2014	101,666
		TOTAL	310,894
		Consumer Non-Cyclical Tobacco--0.2%
50,000		Altria Group, Inc., 5.625%, 11/4/2008	50,347
		Energy - Independent--0.7%
50,000		Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.95%, 9/15/2016	50,780
50,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	48,349
20,000		Pemex Project Funding Master, 5.75%, 12/15/2015	19,916
50,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	55,815
		TOTAL	174,860
		Energy - Integrated--0.7%
100,000		ConocoPhillips Australia Funding Co., 5.50%, 4/15/2013	102,169
70,000	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	70,746
		TOTAL	172,915
		Financial Institution - Banking--4.3%
50,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	51,017
100,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	102,368
60,000		Capital One Capital IV, 6.745%, 2/17/2037	61,248
100,000		Citigroup, Inc., Unsecd. Note, 4.125%, 2/22/2010	97,858
70,000		Credit Suisse First Boston USA, Inc., Sr. Note, 5.50%, 8/16/2011	71,339
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Banking--continued
$50,000		HSBC Finance Corp., 4.75%, 4/15/2010	$49,680
100,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010	98,347
30,000		Northern Trust Corp., Sr. Note, 5.30%, 8/29/2011	30,403
100,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	100,246
50,000		Popular North America, Inc., 5.65%, 4/15/2009	50,344
100,000		Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	98,585
100,000		Wachovia Corp., 4.375%, 6/1/2010	98,361
50,000		Washington Mutual Bank, Sub. Note, 6.875%, 6/15/2011	53,036
100,000		Wells Fargo & Co., 4.20%, 1/15/2010	98,053
50,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	50,073
		TOTAL	1,110,958
		Financial Institution - Brokerage--3.1%
100,000		Amvescap PLC, Note, 4.50%, 12/15/2009	98,226
100,000		Bear Stearns & Co., Inc., Unsecd. Note, 3.25%, 3/25/2009	96,720
100,000	[1,2]	FMR Corp., 4.75%, 3/1/2013	97,959
100,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	106,350
100,000		Lehman Brothers Holdings, Inc., 5.75%, 5/17/2013	102,998
100,000		Merrill Lynch & Co., Inc., Sr. Unsub., 6.00%, 2/17/2009	101,992
100,000		Morgan Stanley, Note, 4.00%, 1/15/2010	97,655
100,000		Nuveen Investments, 5.00%, 9/15/2010	99,159
		TOTAL	801,059
		Financial Institution - Finance Noncaptive--2.1%
100,000		American International Group, Inc., Sr. Note, 4.70%, 10/1/2010	98,884
100,000		Capital One Financial Corp., Note, 7.125%, 8/1/2008	102,688
150,000		General Electric Capital Corp., Note, Series A, 5.45%, 1/15/2013	152,656
50,000		International Lease Finance Corp., 4.875%, 9/1/2010	49,730
50,000		Residential Capital Corp., 6.00%, 2/22/2011	49,728
100,000		SLM Corp., Note, 4.00%, 1/15/2010	96,982
		TOTAL	550,668
		Financial Institution - Insurance - Health--0.1%
15,000		Aetna US Healthcare, 5.75%, 6/15/2011	15,379
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Insurance - P&C--0.8%
$40,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	$40,764
30,000		CNA Financial Corp., 6.50%, 8/15/2016	31,515
30,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	31,455
50,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	50,185
50,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	50,660
		TOTAL	204,579
		Financial Institution - REITs--0.6%
40,000		Archstone-Smith Trust, 5.625%, 8/15/2014	40,626
20,000		Health Care Property Investors, Inc., 5.95%, 9/15/2011	20,385
50,000		Prologis, Note, 5.25%, 11/15/2010	50,121
50,000		Simon Property Group, Inc., Note, 4.875%, 8/15/2010	49,673
		TOTAL	160,805
		Foreign-Local-Government--0.4%
100,000		Hydro Quebec, Sr. Deb., 6.30%, 5/11/2011	103,916
		Technology--0.8%
100,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	100,898
15,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	16,666
50,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011	50,517
25,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	25,237
20,000		Oracle Corp., Sr. Unsecd. Note, Series WI, 5.00%, 1/15/2011	19,998
		TOTAL	213,316
		Transportation - Airlines--0.4%
100,000		Southwest Airlines Co., 6.50%, 3/1/2012	104,459
		Transportation - Railroads--0.4%
50,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	48,497
55,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	58,059
		TOTAL	106,556
		Utility - Electric--1.5%
20,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	20,450
50,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	48,939
100,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	103,040
Principal Amount			Value
		CORPORATE BONDS--continued
		Utility - Electric--continued
$100,000		Exelon Generation Co. LLC, 6.95%, 6/15/2011	$106,060
50,000		FirstEnergy Corp., 6.45%, 11/15/2011	52,592
50,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	54,635
		TOTAL	385,716
		Utility - Natural Gas Distributor--0.4%
100,000		Atmos Energy Corp., 4.00%, 10/15/2009	97,283
		TOTAL CORPORATE BONDS (IDENTIFIED COST $8,006,606)	8,065,889
		ASSET-BACKED SECURITIES--0.2%
50,000		Morgan Stanley Capital I 2006-IQ12, Class A4, 5.332%, 12/15/2043 (IDENTIFIED COST $50,271)	50,213
		CORPORATE NOTES--0.4%
		Communications - Telecom Wirelines--0.4%
100,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010 (IDENTIFIED COST $98,180)	98,706
		MORTGAGE-BACKED SECURITIES--4.1%
236,949		Federal Home Loan Mortgage Corp., Pool A50410, 6.00%, 7/1/2036	239,059
233,621		Federal Home Loan Mortgage Corp., Pool J01698, 4.50%, 4/1/2021	226,084
607,338		Federal National Mortgage Association, Pool 697742, 6/1/2033	590,885
446		Government National Mortgage Association, Pool 204037, 9.50%, 8/15/2017	480
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,068,861)	1,056,508
		GOVERNMENT AGENCIES--13.8%
600,000		Federal National Mortgage Association, Note, 5.00%, 3/11/2013	592,401
700,000		Federal National Mortgage Association, Note, 5.00%, 3/23/2012	692,719
1,000,000		Federal National Mortgage Association, Note, 5.00%, 9/14/2012	988,342
500,000		Federal National Mortgage Association, Note, 5.55%, 9/10/2015	496,943
800,000		Federal National Mortgage Association, Note, (Series MTN), 6.80%, 8/27/2012	805,858
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $3,609,805)	3,576,263
		COLLATERALIZED MORTGAGE OBLIGATIONS--2.1%
548,734		Federal Home Loan Mortgage Corp. REMIC 3037 QW, 5.00%, 5/15/2033 (IDENTIFIED COST $544,202)	543,524
Principal Amount or Shares			Value
		U.S. TREASURY--38.4%
$508,320		U.S. Treasury Inflation Protected Note, 2.375%, 4/15/2011	$513,152
1,750,000		United States Treasury Note, 2.625%, 3/15/2009	1,682,869
3,000,000		United States Treasury Note, 3.50%, 2/15/2010	2,913,401
1,300,000		United States Treasury Note, 3.875%, 2/15/2013	1,257,604
1,950,000		United States Treasury Note, 4.75%, 3/31/2011	1,966,545
1,550,000		United States Treasury Note, 4.875%, 2/15/2012	1,576,420
		TOTAL U.S. TREASURY (IDENTIFIED COST $9,835,612)	9,909,991
		MUTUAL FUNDS--9.2% [3]
111,434		Federated Mortgage Core Portfolio	1,104,310
1,282,288		Prime Value Obligations Fund, Institutional Shares (7 Day Net Yield 5.23%)	1,282,288
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $2,367,090)	2,386,598
		TOTAL INVESTMENTS--99.4% (IDENTIFIED COST $25,580,627) [4]	25,687,692
		OTHER ASSETS AND LIABILITIES - NET--0.6%	148,517
		TOTAL NET ASSETS--100%	$25,836,209

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At February 28, 2007, these restricted securities amounted to $707,773, which represented 2.7% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At February 28, 2007, these liquid restricted securities amounted to $707,773, which represented 2.7% of total net assets.

3 Affiliated issuer.

4 Also represents cost of investments for federal tax purposes.

5 Non-income producing security.

At February 28, 2007, the Fund had the following outstanding long futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
U.S. Treasury Notes 10 Year Futures [5]	5	$542,969	June 2007	$4,432

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2007.

The following acronyms are used throughout this portfolio:

MTN	--Medium Term Note
REITs	--Real Estate Investment Trusts
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2007 (unaudited)

Assets:
Total investments in securities, at value including $2,386,598 of investments in affiliated issuers (Note 5) (identified cost $25,580,627)		$25,687,692
Cash		759
Income receivable		259,944
TOTAL ASSETS		25,948,395
Liabilities:
Income distribution payable	$94,234
Payable for transfer and dividend disbursing agent fees and expenses	8,998
Payable for shareholder services fee (Note 5)	4,044
Payable for variation margin	1,250
Accrued expenses	3,660
TOTAL LIABILITIES		112,186
Net assets for 2,624,429 shares outstanding		$25,836,209
Net Assets Consist of:
Paid in capital		$26,439,134
Net unrealized appreciation of investments and futures contracts		111,497
Accumulated net realized loss on investments and futures contracts		(715,036)
Undistributed net investment income		614
TOTAL NET ASSETS		$25,836,209
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$4,923,298 ÷ 500,107 shares outstanding, no par value, unlimited shares authorized		$9.84
Institutional Service Shares:
$20,912,911 ÷ 2,124,322 shares outstanding, no par value, unlimited shares authorized		$9.84

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 28, 2007 (unaudited)

Investment Income:
Dividends received from affiliated issuers (Note 5)			$49,749
Interest			620,424
TOTAL INCOME			670,173
Expenses:
Investment adviser fee (Note 5)		$53,771
Administrative personnel and services fee (Note 5)		94,220
Custodian fees		2,752
Transfer and dividend disbursing agent fees and expenses		19,611
Directors'/Trustees' fees		2,261
Auditing fees		10,985
Legal fees		3,908
Portfolio accounting fees		30,420
Shareholder services fee--Institutional Service Shares (Note 5)		27,081
Share registration costs		16,679
Printing and postage		5,136
Insurance premiums		3,252
Miscellaneous		539
TOTAL EXPENSES		270,615
Waivers and Reimbursement (Note 5):
Waiver/reimbursement of investment adviser fee	$(53,771)
Waiver of administrative personnel and services fee	(17,222)
Reimbursement of other operating expenses	(131,554)
TOTAL WAIVERS AND REIMBURSEMENT		(202,547)
Net expenses			68,068
Net investment income			602,105
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including realized gain of $26,117 on sales of investments in affiliated issuers)			2,386
Net realized gain on futures contracts			5,895
Net change in unrealized depreciation of investments			239,774
Net change in unrealized appreciation of futures contracts			4,432
Net realized and unrealized gain on investments and futures contracts			252,487
Change in net assets resulting from operations			$854,592

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 2/28/2007	Year Ended 8/31/2006 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$602,105	$932,294
Net realized gain (loss) on investments and futures contracts	8,281	(723,317)
Net change in unrealized appreciation/depreciation of investments and futures contracts	244,206	350,690
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	854,592	559,667
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(120,133)	(225,273)
Institutional Service Shares	(481,631)	(706,748)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(601,764)	(932,021)
Share Transactions:
Proceeds from sale of shares	235,029	7,458,283
Proceeds from shares issued in connection with the tax-free transfer of assets from Sky Trust Common Core Fixed Income Fund	--	38,319,597
Net asset value of shares issued to shareholders in payment of distributions declared	815	309
Cost of shares redeemed	(3,098,511)	(16,959,787)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,862,667)	28,818,402
Change in net assets	(2,609,839)	28,446,048
Net Assets:
Beginning of period	28,446,048	--
End of period (including undistributed net investment income of $614 and $273, respectively)	$25,836,209	$28,446,048

1 The date of initial public investment was September 1, 2005.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2007 (unaudited)

1. ORGANIZATION

Federated Institutional Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of three diversified portfolios. The financial statements included herein are only those of Federated Intermediate Government/Corporate Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to provide total return.

On February 24, 2006, the Fund received assets from Sky Trust Common Core Fixed Income Fund as the result of a tax-free reorganization as follows:

Institutional Service Shares of the Fund Issued	Sky Trust Common Core Fixed Income Fund Net Assets Received	Unrealized Depreciation [1]	Net Assets of the Fund Prior to Combination	Net Assets of Sky Trust Common Core Fixed Income Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
3,922,170	$38,319,597	$(483,399)	$5,703,726	$38,319,597	$44,023,323

1 Unrealized Depreciation is included in the Sky Trust Common Core Fixed Income Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model incorporating underlying reference indexes, interest rates, yield curves and other market data or factors. Prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors. Prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating swap spreads, swap curve computations and other market data or factors;
  for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;
  for investments in other open-end regulated investment companies, based on net asset value (NAV);
  for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income and asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund may periodically purchase and sell bond interest rate futures contracts to manage cashflows, enhance yield, manage duration, and to potentially reduce transaction costs. Upon entering into a bond interest rate futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended February 28, 2007, the Fund had net realized gains on futures contracts of $5,895.

Futures contracts outstanding at period end are listed after the Fund's portfolio of investments.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Fund's Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Fund's Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 2/28/2007		Year Ended 8/31/2006 [1]
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	--	$--	538,002	$5,372,600
Shares issued to shareholders in payment of distributions declared	2	24	3	28
Shares redeemed	(31,665)	(309,058)	(6,235)	(60,262)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(31,663)	$(309,034)	531,770	$5,312,366

	Six Months Ended 2/28/2007		Year Ended 8/31/2006 [1]
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	23,976	$235,029	213,941	$2,085,683
Proceeds from shares issued in connection with the tax-free transfer of assets from Sky Trust Common Core Fixed Income Fund	--	--	3,922,170	38,319,597
Shares issued to shareholders in payment of distributions declared	81	791	29	281
Shares redeemed	(284,958)	(2,789,453)	(1,750,917)	(16,899,525)
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(260,901)	$(2,553,633)	2,385,223	$23,506,036
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(292,564)	$(2,862,667)	2,916,993	$28,818,402

1 The date of initial public investment was September 1, 2005.

4. FEDERAL TAX INFORMATION

At February 28, 2007, the cost of investments for federal tax purposes was $25,580,627. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $107,065. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $179,444 and net unrealized depreciation from investments for those securities having an excess of cost over value of $72,379.

At August 31, 2006, the Fund had a capital loss carryforward of $9,582 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2014.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended February 28, 2007, the Adviser voluntarily waived $53,747 of its fee and voluntarily reimbursed $131,554 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended February 28, 2007, the net fee paid to FAS was 0.573% of average aggregate daily net assets of the Fund.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Institutional Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.25% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended February 28, 2007, the Fund's Institutional Service Shares did not incur a distribution services fee.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. In addition, FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary waiver and/or reimbursement can be modified or terminated at any time. For the six months ended February 28, 2007, FSSC did not receive any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other mutual funds. For the six-months ended February 28, 2007, the Adviser reimbursed $24 in connection with the investments in affiliated mutual funds listed below. Transactions with affiliated companies during the six months ended February 28, 2007, were as follows:

Affiliate	Balance of Shares Held 8/31/2006	Purchase/ Additions	Sales/ Reductions	Balance of Shares Held 2/28/2007	Value	Dividend Income
Federated Mortgage Core Portfolio	227,055	4,861	120,482	111,434	$1,104,310	$48,105
Prime Value Obligations Fund, Institutional Shares	--	1,332,156	49,868	1,282,288	$1,282,288	$1,644
TOTAL OF AFFILIATED TRANSACTIONS	227,055	1,337,017	170,350	1,393,722	$2,386,598	$49,749

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 28, 2007, were as follows:

Purchases	$1,250,863
Sales	$2,261,981

7. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of February 28, 2007, there were no outstanding loans. During the six months ended February 28, 2007, the Fund did not utilize the LOC.

8. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

9. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than February 29, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

Evaluation and Approval of Advisory Contract

FEDERATED INTERMEDIATE GOVERNMENT/CORPORATE FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2006. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

Prior to the meeting, the Adviser had recommended that the Federated Funds appoint a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated Fund. The Senior Officer appointed by the Funds has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below, which the Board considered, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for like services and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these considerations and was guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated Funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, and directed the preparation of independent reports, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups is of significance in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2005. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated Funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades as well as waivers of fees and/or reimbursements of expenses. In order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs and the lack of consensus on how to allocate those costs causes such allocation reports to be of questionable value. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board also reviewed profitability information for Federated and other publicly held fund management companies, provided by the Senior Officer, who noted the limited availability of such information, and concluded that Federated's profit margins did not appear to be excessive.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in the portfolio management and distribution efforts supporting all of the Federated Funds and that the benefits of any economies, should they exist, were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

During the year ending December 31, 2005, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

No changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contracts, and the Senior Officer noted that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. For 2005, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were relevant to every Federated Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

The Senior Officer also made recommendations relating to the organization and availability of data and verification of processes for purposes of implementing future evaluations which the Adviser has agreed to implement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420B607
Cusip 31420B508

34586 (4/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

            Not Applicable

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

            Not Applicable

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

            Not Applicable

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED INSTITUTIONAL TRUST

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        April 23, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE, PRINCIPAL EXECUTIVE OFFICER

DATE        April 23, 2007

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK, PRINCIPAL FINANCIAL OFFICER

DATE        April 23, 2007